NOTES PAYABLE (Details)										12 Months Ended							12 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2012 Notes payable Canadian dollars CAD	Dec. 31, 2011 Notes payable Canadian dollars CAD	Dec. 31, 2012 Notes payable U.S. dollars USD ($)	Dec. 31, 2012 Notes payable U.S. dollars CAD	Dec. 31, 2011 Notes payable U.S. dollars USD ($)	Dec. 31, 2011 Notes payable U.S. dollars CAD	Dec. 31, 2012 Revolving and demand credit facilities CAD	Dec. 31, 2012 Committed, syndicated, revolving, extendible credit facility TransCanada PipeLines Limited CAD	Dec. 31, 2011 Committed, syndicated, revolving, extendible credit facility TransCanada PipeLines Limited CAD	Dec. 31, 2010 Committed, syndicated, revolving, extendible credit facility TransCanada PipeLines Limited CAD	Dec. 31, 2012 Committed, syndicated, revolving, extendible credit facility TC Keystone CAD	Dec. 31, 2011 Committed, syndicated, revolving, extendible credit facility TC Keystone CAD	Dec. 31, 2010 Committed, syndicated, revolving, extendible credit facility TC Keystone CAD	Dec. 31, 2012 Committed, syndicated, revolving, extendible credit facility TC Keystone USD ($)	Dec. 31, 2012 Committed, syndicated, revolving, extendible credit facility U.S. dollars TCPL USA USD ($)	Dec. 31, 2011 Committed, syndicated, revolving, extendible credit facility U.S. dollars TCPL USA USD ($)	Dec. 31, 2010 Committed, syndicated, revolving, extendible credit facility U.S. dollars TCPL USA USD ($)	Dec. 31, 2011 Senior revolving credit facility TCPL USA CAD	Dec. 31, 2010 Senior revolving credit facility TCPL USA CAD	Dec. 31, 2012 Senior revolving credit facility TCPL USA USD ($)	Dec. 31, 2012 Demand credit facility CAD
Notes payable
Amount outstanding	2,275,000,000	1,863,000,000	803,000,000	466,000,000	$ 1,480,000,000	1,472,000,000	$ 1,373,000,000	1,397,000,000
Weighted Average Interest Rate per Annum (as a percent)			1.20%	1.20%	0.40%	0.40%	0.50%	0.50%
Amount available for borrowing									5,300,000,000
Maximum borrowing capacity										2,000,000,000						1,000,000,000	1,000,000,000					300,000,000	1,000,000,000
Cost to maintain the facility										4,000,000	2,000,000	2,000,000	1,000,000	4,000,000	5,000,000		1,000,000	4,000,000	4,000,000	1,000,000	1,000,000
Initial maximum borrowing capacity																						1,000,000,000
Amount used for letters of credit																							627,000,000